5. PROVISION FOR INCOME TAXES (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes Details 1
-Current					$ 30,874	$ 0
-Deferred					72,857	17,791
Foreign (Canadian and Provincial) Income Taxes					623,438	1,176,020
-Current					3,736	0
-Deferred					0	(30,360)
Total Income Tax Expense	$ 1,109,803	$ 276,621	$ 1,844,214	$ 464,569	$ 730,905	$ 1,163,451